Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,650.00
Total Offset Amount	55,100.00
Net Fee	$ 174,550.00